GOLD STREAM OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2017
Gold stream obligation [Abstract]
Detailed Information About Gold Stream Obligation [Text Block]
The following is a summary of the changes in the Company’s gold stream obligation:

(in millions of U.S. dollars)
Change in Stream Obligation
Balance, December 31, 2015	147.6
Fair value adjustments related to changes in the Company’s own credit risk(1)	67.8
Other fair value adjustments(2)	31.1
Balance, December 31, 2016	246.5
Settlements during the period(3)	(2.4)
Fair value adjustments related to changes in the Company’s own credit risk(1)	7.6
Other fair value adjustments(2)	21.8
Balance, December 31, 2017	273.5
Less: current portion of gold stream obligation	(24.5)
Non-current portion of gold stream obligation	249.0
1.	Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.
2.	Other fair value adjustments are included in the consolidated income statements.
3.	Of the total $2.4 million in settlements, $1.3 million is unpaid and included in accruals as at December 31, 2017.